Thrivent Small Cap Growth Portfolio Expense Example - Thrivent Small Cap Growth Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,176